COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other financial assets
Other financial assets	$ 4,285,221	$ 2,854,686
Participation certificate in financial trusts [member]
Other financial assets
Other financial assets	40,855	41,648
Investments in Asset Management and Other Services
Other financial assets
Other financial assets	1,528,987	1,178,803
Other investments [member]
Other financial assets
Other financial assets	535,684	81,151
Receivable from spot sales pending settlement [member]
Other financial assets
Other financial assets	1,077,649	188,679
Several debtors [member]
Other financial assets
Other financial assets	833,604	848,251
Miscellaneous debtors for credit card operations [member]
Other financial assets
Other financial assets	203,811	$ 516,154
Miscellaneous debtors for collections [member]
Other financial assets
Other financial assets	$ 64,631